Quarterly Holdings Report
for

Fidelity Managed Retirement 2020 Fund℠

April 30, 2019

RW38-QTLY-0619
1.867270.111

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.1%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	5,031	$50,812
Fidelity Series Blue Chip Growth Fund (a)	5,896	91,096
Fidelity Series Commodity Strategy Fund (a)	30,767	146,144
Fidelity Series Growth Company Fund (a)	10,568	184,728
Fidelity Series Intrinsic Opportunities Fund (a)	13,733	228,923
Fidelity Series Large Cap Stock Fund (a)	13,086	198,900
Fidelity Series Large Cap Value Index Fund (a)	4,324	55,559
Fidelity Series Opportunistic Insights Fund (a)	5,427	99,910
Fidelity Series Small Cap Discovery Fund (a)	2,294	26,835
Fidelity Series Small Cap Opportunities Fund (a)	5,914	81,911
Fidelity Series Stock Selector Large Cap Value Fund (a)	12,282	151,437
Fidelity Series Value Discovery Fund (a)	8,333	106,999
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,382,466)		1,423,254

International Equity Funds - 17.2%
Fidelity Series Canada Fund (a)	2,333	25,005
Fidelity Series Emerging Markets Fund (a)	2,993	29,807
Fidelity Series Emerging Markets Opportunities Fund (a)	14,161	268,917
Fidelity Series International Growth Fund (a)	14,547	231,290
Fidelity Series International Small Cap Fund (a)	3,430	55,671
Fidelity Series International Value Fund (a)	24,020	231,549
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $839,438)		842,239

Bond Funds - 42.8%
Fidelity Series Corporate Bond Fund (a)	28,563	290,200
Fidelity Series Emerging Markets Debt Fund (a)	3,608	34,349
Fidelity Series Floating Rate High Income Fund (a)	785	7,360
Fidelity Series Government Bond Index Fund (a)	39,140	397,658
Fidelity Series High Income Fund (a)	3,874	36,802
Fidelity Series Inflation-Protected Bond Index Fund (a)	33,414	328,127
Fidelity Series International Credit Fund (a)	185	1,827
Fidelity Series Investment Grade Bond Fund (a)	37,900	423,728
Fidelity Series Investment Grade Securitized Fund (a)	29,530	300,023
Fidelity Series Long-Term Treasury Bond Index Fund (a)	28,874	250,623
Fidelity Series Real Estate Income Fund (a)	2,091	22,964
TOTAL BOND FUNDS
(Cost $2,086,050)		2,093,661

Short-Term Funds - 10.9%
Fidelity Series Government Money Market Fund 2.49% (a)(b)	106,597	106,597
Fidelity Series Short-Term Credit Fund (a)	10,694	106,725
Fidelity Series Treasury Bill Index Fund (a)	32,049	319,851
TOTAL SHORT-TERM FUNDS
(Cost $533,312)		533,173
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,841,266)		4,892,327
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,718)
NET ASSETS - 100%		$4,890,609

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$524	$--	$543	$--	$400	$(381)	$--
Fidelity Series All-Sector Equity Fund	65,947	29,916	39,127	8,390	266	(6,190)	50,812
Fidelity Series Blue Chip Growth Fund	69,753	45,954	22,972	8,337	674	(2,313)	91,096
Fidelity Series Canada Fund	16,716	12,257	3,849	358	(26)	(93)	25,005
Fidelity Series Commodity Strategy Fund	69,399	96,450	11,143	4,564	(535)	(8,027)	146,144
Fidelity Series Corporate Bond Fund	--	289,773	2,730	984	31	3,126	290,200
Fidelity Series Emerging Markets Debt Fund	20,116	17,450	2,726	913	(199)	(292)	34,349
Fidelity Series Emerging Markets Fund	--	31,894	2,490	79	(73)	476	29,807
Fidelity Series Emerging Markets Opportunities Fund	192,304	145,426	57,142	14,572	(1,765)	(9,906)	268,917
Fidelity Series Floating Rate High Income Fund	8,375	3,120	3,995	382	(112)	(28)	7,360
Fidelity Series Government Bond Index Fund	--	398,972	3,305	889	32	1,959	397,658
Fidelity Series Government Money Market Fund 2.49%	328,607	63,500	285,510	4,272	--	--	106,597
Fidelity Series Growth Company Fund	141,066	99,899	50,587	12,716	3,018	(8,668)	184,728
Fidelity Series High Income Fund	45,405	15,485	23,560	2,074	(870)	342	36,802
Fidelity Series Inflation-Protected Bond Index Fund	175,741	190,997	40,831	3,670	(937)	3,157	328,127
Fidelity Series International Credit Fund	1,734	89	--	79	--	4	1,827
Fidelity Series International Growth Fund	164,025	113,504	43,290	9,974	(432)	(2,517)	231,290
Fidelity Series International Small Cap Fund	39,346	28,547	8,596	3,403	(348)	(3,278)	55,671
Fidelity Series International Value Fund	164,543	106,835	25,603	5,434	(574)	(13,652)	231,549
Fidelity Series Intrinsic Opportunities Fund	167,450	99,615	19,999	12,790	194	(18,337)	228,923
Fidelity Series Investment Grade Bond Fund	997,223	220,587	806,692	21,462	(18,323)	30,933	423,728
Fidelity Series Investment Grade Securitized Fund	--	300,592	1,703	784	10	1,124	300,023
Fidelity Series Large Cap Stock Fund	150,612	99,161	42,737	13,665	(201)	(7,935)	198,900
Fidelity Series Large Cap Value Index Fund	42,046	23,614	9,969	1,727	378	(510)	55,559
Fidelity Series Long-Term Treasury Bond Index Fund	143,357	148,011	45,813	3,639	(1,347)	6,415	250,623
Fidelity Series Opportunistic Insights Fund	75,980	48,883	24,439	5,664	723	(1,237)	99,910
Fidelity Series Real Estate Income Fund	15,649	9,525	2,219	870	(118)	127	22,964
Fidelity Series Short-Term Credit Fund	82,275	44,583	21,027	1,492	(258)	1,152	106,725
Fidelity Series Small Cap Discovery Fund	20,495	12,276	5,315	1,197	(58)	(563)	26,835
Fidelity Series Small Cap Opportunities Fund	62,933	43,162	18,169	6,566	(252)	(5,763)	81,911
Fidelity Series Stock Selector Large Cap Value Fund	114,965	70,034	29,495	8,590	(509)	(3,558)	151,437
Fidelity Series Treasury Bill Index Fund	--	323,681	3,610	788	--	(220)	319,851
Fidelity Series Value Discovery Fund	81,347	46,732	17,938	4,334	(171)	(2,971)	106,999
Total	$3,457,933	$3,180,524	$1,677,124	$164,658	$(21,382)	$(47,624)	$4,892,327

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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